AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 23, 2007.

1933 ACT FILE NO. 033-23166

1940 ACT FILE NO. 811-05624

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D. C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 67	☒

AND/OR

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 68	☒

MORGAN STANLEY INSTITUTIONAL FUND, INC.

(Exact Name of Registrant as Specified in Charter)

1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020
(Address of Principal Executive Offices)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 548-7786

AMY R. DOBERMAN, ESQ.
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020
(Name and Address of Agent for Service)

COPY TO:

CARL FRISCHLING, ESQ. KRAMER LEVEN NAFTALIS & FRANKEL LLP 1177 AVENUE OF THE AMERICAS NEW YORK, NEW YORK 10036	STUART M. STRAUSS, ESQ. CLIFFORD CHANCE US LLP 31 WEST 52ND STREET NEW YORK, NEW YORK 10019

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

☐   immediately upon filing pursuant to paragraph (b)

☒   on May 29, 2007 pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a) (1)

☐   on (date) pursuant to paragraph (a) (1)

☐   75 days after filing pursuant to paragraph (a) (2)

☐   On (date) pursuant to paragraph (a) (2) of rule 485.

The sole purpose of the filing is to delay the effectiveness of the Fund’s Post-Effective Amendment No. 64 to its Registration Statement until May 29, 2007. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 64 under The Securities Act of 1933 and Amendment No. 65 under the  Investment Company Act of 1940, filed on March 9, 2007, are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 67 to Registration Statement No. 811-05624 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of May, 2007.

MORGAN STANLEY INSTITUTIONAL FUND, INC.

By:	/s/ Ronald E. Robison
Ronald E. Robison
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act 1933, this Post-Effective Amendment No. 67 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES		TITLE	DATE

(1) Principal Executive Officer		President and Principal Executive Officer

By:	/s/ Ronald E. Robison		May 23, 2007
Ronald E. Robison

(2) Principal Financial Officer		Treasurer and Chief Financial Officer

By:	/s/ James Garrett		May 23, 2007
James Garrett

(3) Majority of the Directors

INDEPENDENT DIRECTORS
Frank L. Bowman
Michael Bozic	Michael F. Klein
Kathleen A. Dennis	Michael E. Nugent	(Chairman)
Dr. Manuel H. Johnson	W. Allen Reid
Joseph J. Kearns	Fergus Reid

By:	/s/ Carl Frischling		May 23, 2007
Carl Frischling
Attorney-In-Fact for the
Independent Directors

INTERESTED DIRECTOR
James F. Higgins

By:	/s/ Stefanie V. Chang Yu		May 23, 2007
Stefanie V. Chang Yu
Attorney-In-Fact for the Interested Director